Income Taxes - Additional Information (Details) - CAD ($)	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax liability	$ 96,031,000	$ 33,536,000
Unrecognized temporary differences	453,085,000	$ 30,041,000
Investments In Subsidiaries
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Temporary differences associated with investments in subsidiaries	202,400,000
Deferred tax liability	0
Unrecognized temporary differences	400,200,000
Deferred tax assets	$ 0